UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   January 23, 2012
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        42
Form 13F Information Table Value Total:       82530
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1085    13275 SH       Sole                                      13275
ABBOTT LABS COM                COM              002824100     1111    19750 SH       Sole                                      19750
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2542    47750 SH       Sole                                      47750
ANALOG DEVICES INC COM         COM              032654105     1977    55250 SH       Sole                                      55250
APPLE COMPUTER INC COM         COM              037833100     3406     8410 SH       Sole                                       8410
BANK OF NOVA SCOTIA COM        COM              064149107     1310    26300 SH       Sole                                      26300
BCE INC COM                    COM              05534B760     1152    27650 SH       Sole                                      27650
CANADIAN NATL RY CO COM        COM              136375102     2919    37150 SH       Sole                                      37150
CHEVRON CORP COM               COM              166764100     1971    18522 SH       Sole                                      18522
COCA COLA CO COM               COM              191216100     3213    45925 SH       Sole                                      45925
DU PONT E I DE NEMOURS COM     COM              263534109     2366    51678 SH       Sole                                      51678
DUKE ENERGY HOLDING CORP       COM              26441C105     1024    46550 SH       Sole                                      46550
ECOLAB INC                     COM              278865100     2625    45401 SH       Sole                                      45401
ENTERPRISE PRODUCTS            COM              293792107      408     8800 SH       Sole                                       8800
EXXON MOBIL CORP COM           COM              30231G102     3328    39269 SH       Sole                                      39269
FISERV INC COM                 COM              337738108      932    15875 SH       Sole                                      15875
GENERAL ELEC CO COM            COM              369604103      297    16606 SH       Sole                                      16606
INTEL CORP COM                 COM              458140100     2943   121351 SH       Sole                                     121351
JACOBS ENGR GROUP DEL COM      COM              469814107      741    18250 SH       Sole                                      18250
JOHNSON & JOHNSON COM          COM              478160104     3680    56120 SH       Sole                                      56120
KINDER MORGAN ENERGY UT LTD PA COM              494550106      646     7607 SH       Sole                                       7607
MEDTRONIC INC COM              COM              585055106     2595    67854 SH       Sole                                      67854
MICROSOFT CORP COM             COM              594918104     2600   100158 SH       Sole                                     100158
NIKE INC CL B                  COM              654106103     2727    28300 SH       Sole                                      28300
ORACLE CORP COM                COM              68389X105     2076    80950 SH       Sole                                      80950
PEPSICO INC COM                COM              713448108     2574    38790 SH       Sole                                      38790
PROCTER & GAMBLE CO COM        COM              742718109     2715    40704 SH       Sole                                      40704
SCHLUMBERGER LTD COM           COM              806857108     1113    16300 SH       Sole                                      16300
STRYKER CORP COM               COM              863667101     1048    21092 SH       Sole                                      21092
T ROWE PRICE GROUP INC         COM              74144T108     2691    47261 SH       Sole                                      47261
TJX COS INC NEW COM            COM              872540109     2982    46203 SH       Sole                                      46203
UNITED TECHNOLOGIES CP COM     COM              913017109     2487    34031 SH       Sole                                      34031
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2373    35350 SH       Sole                                      35350
WAL MART STORES INC COM        COM              931142103     2456    41100 SH       Sole                                      41100
NOVARTIS A G SPONSORED ADR                      66987V109     1278    22350 SH       Sole                                      22350
NOVO-NORDISK A S ADR                            670100205     1774    15392 SH       Sole                                      15392
PETROLEO BRASILEIRO SA SPON AD                  71654V408     1060    42650 SH       Sole                                      42650
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1836    25115 SH       Sole                                      25115
TEVA PHARMACEUTCL INDS ADR                      881624209     1185    29350 SH       Sole                                      29350
UNILEVER PLC SPON ADR NEW                       904767704     2328    69450 SH       Sole                                      69450
ISHARES TR MSCI EMERG MKT                       464287234     2657    70025 SH       Sole                                      70025
JPMORGAN CHASE CAP XVI PFD TR                   481228203      297    11800 SH       Sole                                      11800